Other Liabilities - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accrued labor cost	¥ 291,957	¥ 283,359
Government grants received	¥ 12,001	¥ 14,211